Note 20 - Stock-based Compensation - Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance (in shares)	2,119,701	2,179,892
Balance, weighted average exercise price (in dollars per share)	$ 4.16	$ 4.54
Balance at January 1, 2022 (in dollars per share)	$ 2.25	$ 2.44
Balance at January 1, 2022 (Year)	4 years 3 months 3 days	5 years 2 months 23 days	5 years 11 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)	395,000	190,000
Granted, weighted average exercise price (in dollars per share)	$ 2.37	$ 1.92
Granted (in dollars per share)	$ 2.37	$ 1.43
Granted (Year)	4 years 21 days	6 years 10 months 6 days
Exercised (in shares)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 0	$ 0
Cancelled (in shares)	(266,284)	(250,000)
Cancelled, weighted average exercise price (in dollars per share)	$ 5.88	$ 5.35
Expired (in shares)	(3,084)	(191)
Expired, weighted average exercise price (in dollars per share)	$ 0	$ 0
Balance (in shares)	2,245,333	2,119,701	2,179,892
Balance, weighted average exercise price (in dollars per share)	$ 3.63	$ 4.16	$ 4.54
Balance outstanding at December 31, 2022 (in dollars per share)	2.88	$ 2.25	$ 2.44
Options exercisable (in shares)		1,259,701
Options exercisable at December 31, 2022 (in dollars per share)	3.31	$ 3.51
Options exercisable at December 31, 2022 (in dollars per share)	$ 2.86	$ 1.68
Options exercisable at December 31, 2022 (Year)	4 years 7 months 17 days	6 years 3 months
Exercised (in shares)	0	(0)
Options exercisable at December 31, 2023 (in shares)	1,771,997